Supplement to the

Fidelity® Capital Appreciation Fund Class K (FCAKX), Fidelity Disciplined Equity Fund Class K (FDEKX),
Fidelity Stock Selector All Cap Fund (formerly Fidelity Stock Selector) Class K (FSSKX), and
Fidelity Value Fund Class K (FVLKX)

Funds of Fidelity Capital Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

Effective January 3, 2011, Katherine Buck co-manages Fidelity Value Fund. The following information supplements similar information found in the "Management Contracts" section beginning on page 35.

The following table provides information relating to other accounts managed by Ms. Buck as of January 31, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 775	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 775	none	none

* Includes assets of Fidelity Value Fund managed by Ms. Buck ($768 (in millions) assets managed with performance-based advisory fees).

As of January 31, 2011, the dollar range of shares of Fidelity Value Fund beneficially owned by Ms. Buck was over $1,000,000.

The following information replaces similar information found in the "Description of the Trust" section beginning on page 53.

Custodians. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of Fidelity Capital Appreciation Fund. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of Fidelity Disciplined Equity Fund and Fidelity Value Fund. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of Fidelity Stock Selector All Cap Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of Fidelity Capital Appreciation Fund, Fidelity Disciplined Equity Fund, and Fidelity Value Fund in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

FMR, its officers and directors, its affiliated companies, Member of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

K-COM10B-11-03  March 17, 2011
1.881208.108

Supplement to the

Fidelity® Capital Appreciation Fund (FDCAX), Fidelity Disciplined Equity Fund (FDEQX),
Fidelity Focused Stock Fund (FTQGX), Fidelity Stock Selector All Cap Fund (FDSSX),
Fidelity Stock Selector Small Cap Fund (FDSCX), and Fidelity Value Fund (FDVLX)

Fidelity Capital Appreciation Fund is a Class of shares of Fidelity Capital Appreciation Fund;
Fidelity Disciplined Equity Fund is a Class of shares of Fidelity Disciplined Equity Fund;
Fidelity Focused Stock Fund is a Class of shares of Fidelity Focused Stock Fund;
Fidelity Stock Selector All Cap Fund is a Class of shares of Fidelity Stock Selector All Cap Fund;
Fidelity Stock Selector Small Cap Fund is a Class of shares of Fidelity Stock Selector Small Cap Fund; and
Fidelity Value Fund is a Class of shares of Fidelity Value Fund

Funds of Fidelity Capital Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

The following information supplements the similar information found in the "Management Contracts" section for Kathy Buck beginning on page 44.

The following table provides information relating to other accounts managed by Ms. Buck as of January 31, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$ 775	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 775	none	none

* Includes Fidelity Value Fund ($768 (in millions) assets managed with performance-based advisory fees).

As of January 31, 2011, the dollar range of shares of Fidelity Value Fund beneficially owned by Ms. Buck was over $1,000,000.

The following information replaces the similar information for Fidelity Value Fund in the "Description of the Trust" section beginning on page 61.

Custodians. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts is custodian of the assets of Fidelity Stock Selector Small Cap Fund. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts is custodian of the assets of Fidelity Disciplined Equity Fund and Fidelity Value Fund. JPMorgan Chase Bank, 270 Park Avenue, New York, New York is custodian of the assets of Fidelity Focused Stock Fund and Fidelity Stock Selector All Cap Fund. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of Fidelity Capital Appreciation Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of Fidelity Capital Appreciation Fund, Fidelity Disciplined Equity Fund, Fidelity Stock Selector Small Cap Fund, and Fidelity Value Fund in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets of in connection with repurchase agreement transactions. From time to time, subject to approval by a fund's Treasurer, each fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

FCTB-11-03  March 17, 2011
1.803895.116